Guarantees	12 Months Ended
Sep. 28, 2012
Guarantees
8.	Guarantees

In the normal course of business, the Company is liable for contract completion and product performance. In the opinion of management, such obligations will not significantly affect the Company’s financial position, results of operations or cash flows.

As of September 28, 2012, the Company had no outstanding letters of credit; however, letters of credit may be issued in the future in connection with routine business requirements.